UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2011

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 87.3%
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.2%
Allison Transmission Inc., Senior Notes	7.125%	5/15/19	370,000		$376,475	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	310,000	EUR	494,741	(a)

Total Auto Components					871,216

Automobiles - 0.8%
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	3,080,000		3,933,918

Diversified Consumer Services - 0.9%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,460,000		1,425,325
Sotheby’s, Senior Notes	7.750%	6/15/15	1,540,000		1,719,025
Stewart Enterprises Inc., Senior Notes	6.500%	4/15/19	460,000		465,750	(a)
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	829,000		866,305

Total Diversified Consumer Services					4,476,405

Food & Staples Retailing - 0.1%
American Rock Salt Co., LLC/American Rock Capital Corp., Secured Notes	8.250%	5/1/18	500,000		507,500	(a)

Hotels, Restaurants & Leisure - 6.5%
Ameristar Casinos Inc., Senior Notes	7.500%	4/15/21	1,040,000		1,069,900	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	580,000		548,100
Caesars Entertainment Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,634,000		2,607,660
Caesers Entertainment Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	760,000		779,000
CCM Merger Inc., Notes	8.000%	8/1/13	1,460,000		1,463,650	(a)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	2,110,000		2,231,325	(a)(b)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,735,000		1,882,475	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	2,280,000		2,069,100
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	1,050,000		1,097,250
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	900,000		933,750	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	1,714,000		1,696,860	(a)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	1,300,000		1,293,500	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,220,000		1,326,750
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	170,000		184,875	(a)
MGM Resorts International, Senior Notes	6.625%	7/15/15	1,750,000		1,695,312
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	185,000		214,831
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	445,000		519,538
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	430,000		445,588	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	3,480,000		3,010,200
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	1,610,000		1,718,675	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,870,000		2,201,925
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	350,000		358,750
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	250,000		270,000
Snoqualmie Entertainment Authority, Senior Secured Notes	4.204%	2/1/14	1,130,000		1,041,012	(a)(c)

Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	180,000		180,900	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	940,000		94	(d)(e)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,305,000		331	(d)(e)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	150,000		15	(d)(e)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Secured Notes	8.625%	4/15/16	1,323,000		1,352,767	(a)(f)

Total Hotels, Restaurants & Leisure					32,194,133

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Household Durables - 0.4%
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	940,000	$531,100	(a)
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	1,420,000	1,469,700	(a)

Total Household Durables				2,000,800

Internet & Catalog Retail - 0.5%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,020,000	1,157,700
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,345,000	1,418,975	(a)

Total Internet & Catalog Retail				2,576,675

Media - 6.0%
Affinity Group LLC, Senior Secured Notes	11.500%	12/1/16	1,390,000	1,476,875	(a)
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	590,000	651,950
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,600,000	2,830,750
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	2,100,000	2,346,750
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	2,270,000	2,343,775	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,380,000	3,582,800	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	45,000	50,513	(a)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	55,000	60,294
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	290,000	335,675
DISH DBS Corp., Senior Notes	6.625%	10/1/14	110,000	117,150
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,430,000	1,555,125
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	235,000	251,450
Kabel BW Erste Beteiligungs GmbH/Kabel Baden- Wurttemberg GmbH & Co. KG, Senior Secured Notes	7.500%	3/15/19	450,000	463,500	(a)
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	1,350,000	1,383,750	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	4,070,000	4,405,775	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,650,000	1,720,125	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	140,000	141,225	(a)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	1,950,000	2,086,500	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	690,000	771,075	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	2,450,000	2,422,437	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	560,000	595,700

Total Media				29,593,194

Multiline Retail - 1.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	2,750,000	2,894,375	(b)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	2,415,000	2,330,475

Total Multiline Retail				5,224,850

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.375%	6/1/16	2,895,000	3,018,037
American Greetings Corp., Senior Notes	7.375%	6/1/16	600,000	601,500
American Greetings Corp., Senior Notes	7.375%	6/1/16	310,000	310,775
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	2,050,000	2,060,250	(a)
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	1,940,000	2,104,900	(a)

Total Specialty Retail				8,095,462

Textiles, Apparel & Luxury Goods - 1.3%
Burlington Coat Factory Warehouse Corp., Senior Notes	10.000%	2/15/19	920,000	945,300	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	340,000	363,800	(a)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	2,160,000	2,127,600	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	2,705,000	3,056,650

Total Textiles, Apparel & Luxury Goods				6,493,350

TOTAL CONSUMER DISCRETIONARY				95,967,503

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CONSUMER STAPLES - 1.8%
Food Products - 1.3%
Blue Merger Sub Inc., Senior Notes	7.625%	2/15/19	2,150,000	$2,211,812	(a)
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	780,000	820,950	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	3,210,000	3,474,825	(a)

Total Food Products				6,507,587

Tobacco - 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	2,190,000	2,250,225

TOTAL CONSUMER STAPLES				8,757,812

ENERGY - 14.3%
Energy Equipment & Services - 2.8%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,780,000	1,886,800
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,735,000	1,778,375
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	2,365,000	2,495,075	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	1,260,000	1,297,800
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,550,000	1,724,375
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	1,180,000	1,224,250	(a)
Vantage Drilling Co., Senior Secured Notes	11.500%	8/1/15	3,190,000	3,576,788

Total Energy Equipment & Services				13,983,463

Oil, Gas & Consumable Fuels - 11.5%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,200,000	1,200,000
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,195,000	1,395,163
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	240,000	249,600
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	1,010,000	1,060,500	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	2,190,000	2,370,675
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,670,000	1,726,362
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	850,000	949,875
Concho Resources Inc., Senior Notes	7.000%	1/15/21	1,290,000	1,364,175
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,920,000	2,150,400
Copano Energy LLC, Senior Notes	7.125%	4/1/21	740,000	760,350
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	2,825,670	2,698,515	(a)(b)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	470,000	515,825
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,275,000	1,428,000
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,450,000	1,595,000
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,300,000	1,413,629	(c)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	665,000	702,511	(c)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	2,730,000	2,781,187
James River Escrow Inc., Senior Notes	7.875%	4/1/19	1,240,000	1,305,100	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,230,000	1,323,788	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,045,000	1,157,338
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	170,000	176,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	990,000	1,002,375
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,730,000	1,777,575	(a)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	2,930,000	2,871,400
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,400,000	1,582,000

Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,250,000	1,231,250	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	630,000	601,650	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,290,000	1,464,150
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,190,000	1,331,313
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	420,000	472,500	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,525,000	2,966,875
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	50,000	55,125

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - 11.5% (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	1,460,000		$1,565,850
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	2,490,000		2,623,837	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	2,680,000		2,927,900
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,540,000		1,945,542
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,486,000		1,699,241	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	1,250,000		1,312,500
Xinergy Ltd., Senior Secured Notes	9.250%	5/15/19	1,380,000		1,385,499	(a)

Total Oil, Gas & Consumable Fuels					57,140,950

TOTAL ENERGY					71,124,413

FINANCIALS - 6.7%
Capital Markets - 0.2%
Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Notes	11.000%	5/1/17	850,000		879,750	(a)

Commercial Banks - 1.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	940,000		851,657
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	550,000		567,875	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000		102,875	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	510,000		515,100
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,970,000		1,990,931
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	880,000		965,800	(a)(c)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,750,000		1,801,187
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,020,000		1,056,975
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	810,000		774,563	(c)(g)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	720,000		813,389	(c)(g)

Total Commercial Banks					9,440,352

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	8.300%	2/12/15	290,000		326,975
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,970,000		2,157,150	(a)
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	860,000		1,023,145
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	790,000	EUR	1,237,390
SLM Corp., Medium-Term Notes	8.000%	3/25/20	160,000		177,459
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	225,000		255,723

Total Consumer Finance					5,177,842

Diversified Financial Services - 3.2%
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	790,000		908,500	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,150,000		1,249,187
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	280,000		293,650
Escrow GCB General Motors	7.200%	1/15/49	2,105,000		63,150	(e)
Escrow GCB General Motors	8.375%	7/15/49	4,520,000		135,600	(e)
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,650,000		1,699,500
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	2,040,000		2,249,100	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,320,000		1,488,300	(a)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,080,000		4,671,600
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	470,000		524,638
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,430,000		1,484,626
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	1,180,000		1,209,500

Total Diversified Financial Services					15,977,351

Insurance - 0.3%
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	540,000		543,352	(a)(c)(g)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.907%	6/30/11	420,000		407,302	(c)(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Insurance - 0.3% (continued)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	610,000	$687,510	(a)

Total Insurance				1,638,164

TOTAL FINANCIALS				33,113,459

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.3%
Biomet Inc., Senior Notes	10.000%	10/15/17	300,000	333,000
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	935,000	1,043,694	(b)

Total Health Care Equipment & Supplies				1,376,694

Health Care Providers & Services - 3.9%
American Renal Holdings, Senior Notes	9.750%	3/1/16	1,450,000	1,500,750	(a)(b)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,210,000	1,282,600
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	4,620,000	4,741,275
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,710,000	1,968,637	(a)
HCA Inc., Notes	7.690%	6/15/25	573,000	545,066
HCA Inc., Senior Secured Notes	9.625%	11/15/16	3,000	3,229	(b)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	4,180,000	4,571,875
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	830,000	688,900
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,428,000	1,663,620
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	715,000	748,069	(b)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,535,000	1,611,750

Total Health Care Providers & Services				19,325,771

Pharmaceuticals - 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	1,390,000	1,449,075	(a)

TOTAL HEALTH CARE				22,151,540

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.2%
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	2,075,000	2,253,969
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,050,000	1,157,625
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,030,000	1,135,575	(a)
Northrop Grumman Corp., Senior Notes	6.875%	3/15/18	790,000	835,425	(a)
Northrop Grumman Corp., Senior Notes	7.125%	3/15/21	790,000	835,425	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,500,000	1,666,875
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,825,000	3,072,187	(a)

Total Aerospace & Defense				10,957,081

Airlines - 1.9%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	790,000	762,350	(a)
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	326,223	327,038
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	90,237	93,846
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	1,771,925	1,771,925
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	170,000	172,125	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	2,685,000	2,852,813	(a)
Delta Air Lines, Secured Notes	6.375%	1/2/16	750,000	736,875
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	191,279	196,788
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	252,658	257,711
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	577,149	611,778
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	602,000	648,655	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	855,000	909,506	(a)

Total Airlines				9,341,410

Building Products - 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	11.000%	6/30/15	1,055,600	641,277	(a)(e)
Building Materials Corp. of America, Senior Notes	6.875%	8/15/18	420,000	435,750	(a)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	2,210,000	2,245,913	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Building Products - 0.9% (continued)
Griffon Corp., Senior Notes	7.125%	4/1/18	1,020,000	$1,062,075	(a)

Total Building Products				4,385,015

Commercial Services & Supplies - 1.7%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,685,000	1,908,262
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	2,735,000	2,943,544	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	1,530,000	1,633,275	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	1,610,000	1,730,750
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	400,000	424,000	(a)

Total Commercial Services & Supplies				8,639,831

Construction & Engineering - 0.3%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	1,420,000	1,448,400	(a)

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,660,000	1,670,375	(a)

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,490,000	1,661,350

Machinery - 0.4%
Dematic SA, Senior Secured Notes	8.750%	5/1/16	2,100,000	2,149,875	(a)

Marine - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	2,590,000	2,700,075
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	750,000	761,250	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,194,402	1,700,662	(a)

Total Marine				5,161,987

Road & Rail - 3.7%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	2,600,000	2,762,500	(a)(b)
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	2,040,000	2,172,600	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	12.750%	12/15/15	2,140,000	2,268,400	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	875,000	1,058,750
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	3,850,000	4,283,125
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	330,000	359,700
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	2,750,000	2,873,750	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,362,000	2,639,535

Total Road & Rail				18,418,360

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	935,000	991,100	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,795,000	1,873,531

Total Trading Companies & Distributors				2,864,631

Transportation - 1.6%
CMA CGM, Senior Notes	8.500%	4/15/17	2,750,000	2,722,500	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	2,810,000	3,013,725	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	2,190,000	2,288,550	(a)

Total Transportation				8,024,775

Transportation Infrastructure - 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	550,000	565,125	(a)

TOTAL INDUSTRIALS				75,288,215

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	3,540,000	4,115,250	(a)

IT Services - 1.8%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,480,350	1,561,769	(b)
First Data Corp., Senior Notes	10.550%	9/24/15	9,279	9,743	(b)
First Data Corp., Senior Notes	11.250%	3/31/16	3,840,000	3,897,600
First Data Corp., Senior Secured Notes	7.375%	6/15/19	1,100,000	1,126,125	(a)
iGATE Corp., Senior Notes	9.000%	5/1/16	1,470,000	1,514,100	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
IT Services - 1.8% (continued)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	910,000		$1,014,650	(a)(f)

Total IT Services					9,123,987

Semiconductors & Semiconductor Equipment - 0.9%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	710,000		776,563
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	620,000		678,125	(b)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	200,000		231,000	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	950,000		1,059,250	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	50,000		53,875
MEMC Electronic Materials Inc., Senior Notes	7.750%	4/1/19	1,540,000		1,607,375	(a)

Total Semiconductors & Semiconductor Equipment					4,406,188

TOTAL INFORMATION TECHNOLOGY					17,645,425

MATERIALS - 8.9%
Chemicals - 2.5%
CF Industries Inc., Senior Notes	6.875%	5/1/18	210,000		237,563
CF Industries Inc., Senior Notes	7.125%	5/1/20	900,000		1,032,750
FMC Finance III SA, Senior Notes	6.875%	7/15/17	530,000		566,437
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	660,000		735,900	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,240,000		1,364,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	967,000	EUR	1,586,241	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,624,000		1,814,820	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	1,287,976		1,461,853
Solutia Inc., Senior Notes	8.750%	11/1/17	980,000		1,089,025
Solutia Inc., Senior Notes	7.875%	3/15/20	1,300,000		1,433,250
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	830,000		894,325	(a)

Total Chemicals					12,216,164

Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	1,800,000		1,998,000	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	600,000	EUR	920,905	(a)
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	580,000		585,075	(a)
Berry Plastics Holding Corp.	10.250%	3/1/16	880,000		880,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	2,580,000		2,731,575	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	1,010,000		1,031,463	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	385,000		402,806
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,170,000		2,343,600	(a)(e)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	250,000		270,000	(a)(e)

Total Containers & Packaging					11,163,424

Metals & Mining - 2.4%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	1,750,000		1,911,875	(a)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	770,000		791,175	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	840,000		890,400	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,480,000		3,627,900	(a)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	700,000		719,250	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	2,050,000		2,301,125
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	2,870,000		1,578,500

Total Metals & Mining					11,820,225

Paper & Forest Products - 1.8%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,448,000		3,473,860
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	1,505,000		1,505,000
Sappi Papier Holding GmbH, Senior Secured Notes	6.625%	4/15/21	620,000		631,580	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	310,000		303,025
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	895,000		980,025
Verso Paper Holdings LLC, Senior Secured Notes	8.750%	2/1/19	285,000		295,688	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Paper & Forest Products - 1.8% (continued)
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	1,590,000	$1,701,300

Total Paper & Forest Products				8,890,478

TOTAL MATERIALS				44,090,291

TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 3.9%
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	920,000	924,600
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	345,000	289,800
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	1,570,000	1,632,800	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,250,000	2,390,625	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	2,450,000	2,503,594	(a)
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	125,000	135,625
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	402,579	408,115	(b)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,700,000	1,855,125
West Corp., Senior Notes	8.625%	10/1/18	1,490,000	1,586,850	(a)
West Corp., Senior Notes	7.875%	1/15/19	2,000,000	2,065,000	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	740,000	863,950	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	850,000	901,000	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,421,850	1,759,539	(a)(b)
Windstream Corp., Senior Notes	7.500%	4/1/23	2,400,000	2,448,000	(a)

Total Diversified Telecommunication Services				19,764,623

Wireless Telecommunication Services - 3.1%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	1,765,000	1,901,788	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,150,000	1,244,875
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	6,540,000	7,194,000
Sprint Nextel Corp., Senior Notes	9.250%	4/15/22	2,250,000	2,421,562
True Move Co., Ltd., Notes	10.750%	12/16/13	2,330,000	2,539,700	(a)

Total Wireless Telecommunication Services				15,301,925

TOTAL TELECOMMUNICATION SERVICES				35,066,548

UTILITIES - 6.2%
Electric Utilities - 1.6%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,630,000	1,589,250	(a)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	700,289	712,544
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	2,190,000	2,387,100
Sithe Independence Funding, Notes	9.000%	12/30/13	490,188	503,021
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes	11.500%	10/1/20	2,830,000	2,921,975	(a)

Total Electric Utilities				8,113,890

Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	40,000	49,530
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,270,000	1,365,250

Total Gas Utilities				1,414,780

Independent Power Producers & Energy Traders - 4.3%
AES Corp., Senior Notes	9.750%	4/15/16	665,000	773,063
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	390,000	422,175	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	980,000	1,041,250	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	3,250,000	3,465,312	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	1,230,000	1,143,900
Edison Mission Energy, Senior Notes	7.625%	5/15/27	285,000	213,038
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	970,000	1,017,101
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	3,530,000	3,812,682

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Independent Power Producers & Energy Traders - 4.3% (continued)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	2,270,000	$2,468,625	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	3,840,000	3,974,400
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,890,131	2,116,947
NRG Energy Inc., Senior Notes	7.375%	1/15/17	745,000	781,319

Total Independent Power Producers & Energy Traders				21,229,812

TOTAL UTILITIES				30,758,482

TOTAL CORPORATE BONDS & NOTES (Cost - $415,187,533)				433,963,688

COLLATERALIZED SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.4%
Realogy Corp., Term Loan	13.500%	10/15/17	2,000,000	2,145,000	(h)

Hotels, Restaurants & Leisure - 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/13/15	410,000	414,612	(h)

TOTAL CONSUMER DISCRETIONARY				2,559,612

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.211 - 2.307%	3/26/14	1,611,156	1,422,741	(h)

Marine - 0.2%
Trico Shipping AS, Term Loan A	10.000%	9/21/11	777,400	777,400	(h)

TOTAL INDUSTRIALS				2,200,141

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Americas Finance 2 Inc., Term Loan	6.875%	8/11/15	3,081,299	3,189,145	(h)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B3	3.731 - 3.746%	10/10/14	1,798,159	1,537,426	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $9,042,869)				9,486,324

CONVERTIBLE BONDS & NOTES - 1.4%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.8%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	3,687,000	4,037,265	(a)

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
James River Coal Co., Senior Notes	3.125%	3/15/18	120,000	125,400	(a)

INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	2,805,000	2,408,794

MATERIALS - 0.1%
Chemicals - 0.1%
Hercules Inc.	6.500%	6/30/29	440,000	348,150

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,205,978)				6,919,609

			SHARES
COMMON STOCKS - 2.4%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.1%
General Motors Co.			25,761	826,676	*

Media - 1.4%
Charter Communications Inc., Class A Shares			116,282	6,853,661	*
Citadel Broadcasting Corp., Class A Shares			720	24,545	*

Total Media				6,878,206

TOTAL CONSUMER DISCRETIONARY				7,704,882

ENERGY - 0.6%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd.			237,733,083	2,722,519	(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY			SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			12,083	$338,928	*

TOTAL ENERGY				3,061,447

INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			325	146,266	(e)(f)
Nortek Inc.			3,092	132,987	*

TOTAL INDUSTRIALS				279,253

MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp.			26,664	1,050,028	*
LyondellBasell Industries NV, Class A Shares			2,283	101,594	*

TOTAL MATERIALS				1,151,622

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	2	*(e)

TOTAL COMMON STOCKS (Cost - $9,511,683)				12,197,206

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Bank of America Corp. (Cost - $3,569,019)	7.250%		3,560	3,716,640

PREFERRED STOCKS - 2.2%
FINANCIALS - 2.2%
Commercial Banks - 0.3%
Banesto Holdings Ltd.	10.500%		52,775	1,337,519	(a)

Consumer Finance - 0.8%
GMAC Capital Trust I	8.125%		162,300	4,213,308	*(c)

Diversified Financial Services - 1.1%
Citigroup Capital XII	8.500%		123,150	3,257,318	(c)
Citigroup Capital XIII	7.875%		79,050	2,194,428	(c)

Total Diversified Financial Services				5,451,746

TOTAL PREFERRED STOCKS (Cost - $10,577,471)				11,002,573

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.3%
Buffets Restaurant Holdings		4/28/14	1,989	20	*(e)(f)
Charter Communications Inc.		11/30/14	3,790	56,850	*
General Motors Co.		7/10/16	23,420	542,624	*
General Motors Co.		7/10/19	23,419	416,862	*
Jack Cooper Holdings Corp.		12/15/17	2,140	128,400	*
Nortek Inc.		12/7/14	3,691	29,528	*(e)(f)
SemGroup Corp.		11/30/14	12,719	104,932	*(e)

TOTAL WARRANTS (Cost - $3,541,859)				1,279,216

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $456,636,412)				478,565,256

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 2.3%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA), Discount Notes	0.050 - 0.240%	5/9/11	81,000	80,997	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.080 - 0.160%	5/16/11	2,000	2,000	(i)

Total U.S. Government Agencies (Cost - $82,997)				82,997

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Repurchase Agreements - 2.3%
Morgan Stanley tri-party repurchase agreement dated 4/29/11; Proceeds at maturity - $11,294,019; (Fully collateralized by U.S. government agency obligations, 4.625% due 5/1/13; Market value - $11,520,685) (Cost - $11,294,000)	0.020%	5/2/11	11,294,000	$11,294,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,376,997)				11,376,997

TOTAL INVESTMENTS - 98.5% (Cost - $468,013,409#)				489,942,253
Other Assets in Excess of Liabilities - 1.5%				7,347,302

TOTAL NET ASSETS - 100.0%				$497,289,555

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities are currently in default as of April 30, 2011.

(e)	Illiquid security.

(f)	Security is valued in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EUR	— Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$432,610,921	$1,352,767	$433,963,688
Collateralized senior loans	—	9,486,324	—	9,486,324
Convertible bonds & notes	—	6,919,609	—	6,919,609
Common stocks	$9,328,421	—	2,868,785	12,197,206
Convertible preferred stocks	3,716,640	—	—	3,716,640
Preferred stocks	9,665,054	1,337,519	—	11,002,573
Warrants	959,486	290,182	29,548	1,279,216

Total long-term investments	$23,669,601	$450,644,555	$4,251,100	$478,565,256

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$11,376,997	—	$11,376,997

Total investments	$23,669,601	$462,021,552	$4,251,100	$489,942,253

Other financial instruments:
Futures contracts	$247,218	—	—	$247,218
Forward foreign currency contracts	—	$78,716	—	78,716

Total other financial instruments	$247,218	$78,716	—	$325,934

Total	$23,916,819	$462,100,268	$4,251,100	$490,268,187

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$375,014	—	—	$375,014
Forward foreign currency contracts	—	$355,982	—	355,982

Total	$375,014	$355,982	—	$730,996

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES		COMMON STOCKS	WARRANTS	TOTAL
Balance as of July 31, 2010	$0	*	—	$20	$20
Accrued premiums/discounts	—		—	—	—
Realized gain(loss)(1)	(1,937,500)		—	(26)	(1,937,526)
Change in unrealized appreciation (depreciation)(2)	1,940,848		$776,734	26	2,717,608
Net purchases (sales)	1,349,419		2,092,051	—	3,441,470
Transfers into Level 3	—		—	29,528	29,528
Transfers out of Level 3	—		—	—	—

Balance as of April 30, 2011	$1,352,767		$2,868,785	$29,548	$4,251,100

Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2011(2)	$3,349		$776,734	—	$780,083

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Notes to Schedule of Investments (unaudited) (continued)

(h) Counterparty risk and credit-risk-related contingency features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of April 30, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $355,982. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,754,105
Gross unrealized depreciation	(13,825,261)

Net unrealized appreciation	$21,928,844

At April 30, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	41	6/11	$4,913,657	$5,160,875	$247,218

Contracts to Sell:
U.S. Treasury 5-Year Notes	163	6/11	18,935,392	19,310,406	(375,014)

Net unrealized loss on open futures contracts					$(127,796)

At April 30, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Euro	Citibank N.A.	2,200,000	$3,257,188	5/18/11	$78,716

Contracts to Sell:
Euro	Royal Bank of Scotland PLC	961,130	1,422,992	5/18/11	(102,659)
Euro	Citibank N.A.	1,428,767	2,115,346	5/18/11	(140,205)
Euro	Citibank N.A.	961,130	1,422,992	5/18/11	(113,118)

					(355,982)

Net unrealized loss on open forward foreign currency contracts					$(277,266)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at April 30, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$247,218	$(375,014)	—	—	$(127,796)

Foreign Exchange Contracts	—	—	$78,716	$(355,982)	(277,266)

Total	$247,218	$(375,014)	$78,716	$(355,982)	$(405,062)

During the period ended April 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$325,719
Forward foreign currency contracts (to sell)	3,285,698
Futures contracts (to buy)	5,389,850
Futures contracts (to sell)	19,426,205

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 24, 2011